SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

(a)	Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).
The accompanying consolidated financial statements include the accounts of Melco and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation	The accompanying consolidated financial statements include the accounts of Melco and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
(b)	Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Company estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

Cash and Cash Equivalents

(d)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.
Cash equivalents are placed with financial institutions with high-credit ratings and quality.

Investment Securities

(e)	Investment Securities
Investment securities consist of investments in mutual funds that mainly invest in bonds and fixed interest securities and investments in equity interests in a public company on which the Company has no significant influence. The investment securities are considered as marketable equity securities. Management determines the appropriate classification of its investment securities at the time of purchase and re-evaluates
the classifications at each balance sheet date. Investment securities are classified as either current and non-current
based on the nature of each security and its availability for use in current operations.
Investment securities are measured at fair value with changes in fair values recognized in the accompanying consolidated statements of operations.

Restricted Cash

(f)	Restricted Cash
The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Company expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current
portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly represents collateral bank accounts associated with borrowings under the credit facilities.

Accounts Receivable and Credit Risk
(g)	Accounts Receivable and Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino receivables. The Company issues credit in the form of markers to approved casino customers following investigations of creditworthiness. Credit is also given to its gaming promoters in the Philippines, and historically, to gaming promoters in Macau, which receivables can be offset against commissions payable and any other value items held by the Company to the respective customers and for which the Company intends to set off when required. As of December 31, 2021 and 2020, a substantial portion of the Company’s markers were due from customers and gaming promoters residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Accounts receivable, including casino, hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts, which reflects the net amount the Company expects to collect. The allowance is estimated based on specific reviews of customer accounts with a balance over a specified dollar amount, the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of the customers and management’s expectations of current and future economic conditions.
Management believes that as of December 31, 2021 and 2020, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Inventories
(h)	Inventories
Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in,
first-out,
weighted average and specific identification methods.

Assets held for sale

(i)	Assets Held For Sale
Assets (disposal group) classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. Losses are recognized for any initial or subsequent write-down to fair value less costs to sell, while gains are recognized for any subsequent increase in fair value less costs to sell, but not in excess of the cumulative loss previously recognized. Assets are not depreciated and amortized while classified as held for sale.

Property and Equipment
(j)	Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization, and impairment losses, if any. Gains or losses on dispositions of property and equipment are included in the accompanying consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
During the construction and development stage of the Company’s integrated resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest, including amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is substantially suspended.
Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as integrated resort facilities are completed and opened.
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Capitalized Interest
(k)	Capitalized Interest
Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activity is substantially suspended. The amount to be capitalized is determined by applying the weighted average interest rate of the Company’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to $380,904, $352,673 and $310,102, of which $30,360, $11,834 and nil were capitalized during the years ended December 31, 2021, 2020 and 2019, respectively.

Gaming Subconcession
(l)	Gaming Subconcession
The deemed cost of the gaming subconcession in Macau was capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Resorts Macau in 2006, and amortized over the term of agreement which is due to expire in June 2022 on a straight-line basis.

Internal-Use Software
(m)	Internal-Use Software
Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful lives of the software of 3 to 15 years on a straight-line basis. The capitalization of such costs begins during the application development stage of the software project and ceases once the software project is substantially complete and ready for its intended use. Costs of specified upgrades and enhancements to the internal-use
software are capitalized, while costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.

Goodwill and Intangible Assets
(n)	Goodwill and Intangible Assets
Goodwill represents the excess of the acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable.
Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Company’s finite-lived intangible assets consist of the gaming subconcession, internal-use
software and proprietary rights. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives on a straight-line basis. The

Company’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate the carrying value of the intangible assets may not be recoverable.
When performing the impairment analysis for goodwill and intangible assets with indefinite lives, the Company will first perform a qualitative assessment to determine whether it is more likely than not that the asset is impaired. If it is determined that it is more likely than not that the asset is impaired after assessing the qualitative factors, the Company then performs a quantitative impairment test. To perform a quantitative impairment test of intangible assets with indefinite lives, the Company performs an assessment that consists of a comparison of the fair values of the intangible assets with indefinite lives with their carrying amounts. An impairment loss is recognized in an amount equal to the excess of the carrying amounts over the fair values of the intangible assets with indefinite lives. On January 1, 2020, the Company adopted the accounting standards update on goodwill impairment testing on a prospective basis. To perform a quantitative impairment test of goodwill, the Company performs an assessment that consists of a comparison of the carrying value of a reporting unit with its fair value. The fair values of the reporting units are determined using income valuation approaches through the application of discounted cash flow method. Estimating fair values of the reporting units involves significant assumptions, including future revenue growth rates, gross margin, terminal growth rates and discount rates. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit.

No impairment losses on goodwill and intangible assets were recognized during the years ended December 31, 2021 and 2019. During the year ended December 31, 2020, an impairment loss of $13,867 was recognized against goodwill of the Japan Ski Resort as described in Note 26 as a result of a significant decline in profits due in large part to the
COVID-19
outbreak.

Impairment of Long-lived Assets (Other Than Goodwill)

(o)	Impairment of Long-lived Assets (Other Than Goodwill)
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates and gross margin. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model involving significant assumptions, such as discount rates and capitalization rates. If an asset is still under development, future cash flows include remaining construction costs.
During the years ended December 31, 2021, 2020 and 2019, impairment losses of $3,643, $8,127 and $9,590 were recognized, respectively, mainly due to reconfigurations and renovations at the Company’s operating properties, and of which $1,147 and $6,293 in the years ended December 31, 2021 and 2019, respectively, related to a significant decrease in the market value of a parcel of freehold land as described in Note 6. The fair value of the freehold land was calculated by using level 3 inputs based on the direct comparison method. The impairment losses are included in property charges and other in the accompanying consolidated statements of operations. As a result of the
COVID-19
outbreak as disclosed in Note 1(b), the Company evaluated its long-lived assets for recoverability as of December 31, 2021 and 2020 and concluded no other impairment charges to be recorded.

Deferred Financing Costs
(p)	Deferred Financing Costs
Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expenses over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in other assets, either current or non-current,
in the accompanying consolidated balance sheets, based on the maturity of each revolving credit facility. All other deferred financing costs are presented as a reduction of long-term debt in the accompanying consolidated balance sheets.

Land Use Rights
(q)	Land Use Rights
Land use rights represent the upfront land premium paid for the use of land held under operating leases, which are recorded at cost less accumulated amortization. Amortization is provided over the estimated term of the land use rights of 40 years on a straight-line basis.

Leases
(r)	Leases
On January 1, 2019, the Company adopted the guidance on leases under the accounting standards update (as subsequently amended) issued in February 2016 by the Financial Accounting Standards Board (“FASB”), which amends various aspects of existing accounting guidance for leases, using the modified retrospective method without restating comparative information.
The Company elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any existing leases as of the adoption date. As a result of adoption, the Company recognized $154,459 of operating lease right-of-use
assets (including the reclassification of deferred rent assets, prepaid rent, deferred rent liabilities and accrued rent to operating lease right-of-use
assets) and $170,833 of operating lease liabilities as of January 1, 2019. The adoption of this guidance did not have a material impact on net income or cash flows.
At the inception of the contract or upon modification, the Company will perform an assessment as to whether the contract is a lease or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. A lessee has control of an identified asset if it has both the right to direct the use of the asset and the right to receive substantially all of the economic benefits from the use of the asset.
Finance and operating lease
right-of-use
assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The initial measurement of the right-of-use
assets also includes any prepaid lease payments and any initial direct costs incurred, and is reduced by any lease incentive received. For leases where the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term. Leases with an expected term of 12 months or less are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s lease contracts have lease and
non-lease
components. For contracts in which the Company is a lessee, the Company accounts for the lease components and non-lease
components as a single lease component for all classes of underlying assets, except for real estate. For contracts in which the Company is a lessor, all are accounted for as operating leases, and the lease components and non-lease
components are accounted for separately.

Revenue Recognition
(s)	Revenue Recognition
The Company’s revenues from contracts with customers consist of casino wagers, sales of rooms, food and beverage, entertainment, retail and other goods and services.

Gross casino revenues are measured by the aggregate net difference between gaming wins and losses. The Company accounts for its casino wagering transactions on a portfolio basis versus an individual basis as all wagers have similar characteristics. Commissions rebated to customers either directly or indirectly through gaming promoters and cash discounts and other cash incentives earned by customers are recorded as a reduction of casino revenues. In addition to the wagers, casino transactions typically include performance obligations related to complimentary goods or services provided to incentivize future gaming or in exchange for incentives or points earned under the Company’s non-discretionary
incentive programs (including loyalty programs).
For casino transactions that include complimentary goods or services provided by the Company to incentivize future gaming, the Company allocates the standalone selling price of each good or service to the appropriate revenue type based on the good or service provided. Complimentary goods or services that are provided under the Company’s control and discretion and supplied by third parties are recorded as operating expenses.
The Company operates different
non-discretionary
incentive programs in certain of its properties which include loyalty programs (the “Loyalty Programs”) to encourage repeat business mainly from loyal slot machine customers and table games patrons. Customers earn points primarily based on gaming activity and such points can be redeemed for free play and other free goods and services. For casino transactions that include points earned under the Loyalty Programs, the Company defers a portion of the revenue by recording the estimated standalone selling prices of the earned points that are expected to be redeemed as a liability. Upon redemption of the points for Company-owned goods or services, the standalone selling price of each good or service is allocated to the appropriate revenue type based on the good or service provided. Upon the redemption of the points with third parties, the redemption amount is deducted from the liability and paid directly to the third party.
After allocating amounts to the complimentary goods or services provided and to the points earned under the Loyalty Programs, the residual amount is recorded as casino revenue when the wagers are settled.
The Company follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of certain hotels and Grand Dragon Casino and concluded that it is the controlling entity and is the principal to these arrangements. For the operations of certain hotels, the Company is the owner of the hotel properties, and the hotel managers operate the hotels under certain management agreements providing management services to the Company, and the Company receives all rewards and takes substantial risks associated with the hotels’ business, it is the principal and the transactions are, therefore, recognized on a gross basis. For the operations of Grand

Dragon Casino, given the Company operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is, therefore, recognized on a gross basis.
The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Company are excluded from revenues. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Company are allocated to each good or service based on its relative standalone selling price.

Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in other revenues and are recognized over the terms of the related agreements on a straight-line basis.
Contract and Contract-Related Liabilities
In providing goods and services to customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability.
The Company primarily has three types of liabilities related to contracts with customers: (1) outstanding gaming chips, which represent the amounts owed in exchange for gaming chips held by a customer, (2) loyalty program liabilities, which represent the deferred allocation of revenues relating to incentives earned from the Loyalty Programs, and (3) advance customer deposits and ticket sales, which represent casino front money deposits that are funds deposited by customers before gaming play occurs and advance payments on goods and services yet to be provided such as advance ticket sales and deposits on rooms and convention space. These liabilities are generally expected to be recognized as revenues within one year of being purchased, earned or deposited and are recorded as accrued expenses and other current liabilities on the accompanying consolidated balance sheets. Decreases in these balances generally represent the recognition of revenues and increases in the balances represent additional chips held by customers, increases in unredeemed incentives relating to the Loyalty Programs and additional deposits made by customers.
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding gaming chips		Loyalty program liabilities		Advance customer deposits and ticket sales
	2021	2020	2021	2020	2021	2020
Balance at January 1	$205,780	$473,330	$29,175	$39,591	$277,867	$255,884
Balance at December 31	72,147	205,780	24,350	29,175	309,718	277,867

(Decrease) increase	$(133,633)	$(267,550)	$(4,825)	$(10,416)	$31,851	$21,983

Gaming Taxes and License Fees
(t)	Gaming Taxes and License Fees
The Company is subject to taxes and license fees based on gross gaming revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. These gaming taxes and license fees are mainly recognized as casino expense in the accompanying consolidated statements of operations. These taxes and license fees totaled $842,722, $754,733 and $2,550,755 for the years ended December 31, 2021, 2020 and 2019, respectively.

Pre-opening Costs
(u)	Pre-opening Costs
Pre-opening
costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up
operations and are expensed as incurred. During the years ended December 31, 2021, 2020 and 2019, the Company incurred pre-opening
costs primarily in connection with the development of further expansions to City of Dreams, Studio City and Cyprus Operations. The Company also incurs pre-opening
costs on other
one-off
activities related to the marketing of new facilities and operations.

Development Costs
(v)	Development Costs
Development costs include the costs associated with the Company’s evaluation and pursuit of new business opportunities, which are expensed as incurred.
Advertising and Promotional Costs
(w)	Advertising and Promotional Costs
The Company expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $39,811, $34,061 and $89,376 for the years ended December 31, 2021, 2020 and 2019, respectively.

Foreign Currency Transactions and Translations
(x)	Foreign Currency Transactions and Translations
All transactions in currencies other than functional currencies of Melco and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the accompanying consolidated statements of operations.
The functional currency of Melco is the United States dollar (“$” or “US$”) and the functional currency of most of Melco’s foreign subsidiaries is the local currency in which the subsidiary operates. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of foreign subsidiaries’ financial statements are recorded as a component of other comprehensive (loss) income.

Comprehensive (Loss) Income and Accumulated Other Comprehensive Losses
(y)	Comprehensive (Loss) Income and Accumulated Other Comprehensive Losses
Comprehensive (loss) income includes net (loss) income and other non-shareholder
changes in equity, or other comprehensive (loss) income and is reported in the accompanying consolidated statements of comprehensive (loss) income.
As of December 31, 2021 and 2020, the Company’s accumulated other comprehensive losses consisted solely of foreign currency translation adjustments, net of tax and noncontrolling interests.

Share-based Compensation Expenses
(z)	Share-based Compensation Expenses
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is recognized over the vesting period of the awards on a straight-line basis. Forfeitures are recognized when they occur.
Further information on the Company’s share-based compensation arrangements is included in Note 18.

Income Tax
(aa)	Income Tax
The Company is subject to income taxes in Macau, Hong Kong, the Philippines, Cyprus and other jurisdictions where it operates.
Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the accompanying consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of the position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

Net (Loss) Income Attributable to Melco Resorts & Entertainment Limited Per Share
(ab)	Net (Loss) Income Attributable to Melco Resorts & Entertainment Limited Per Share
Basic net (loss) income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net (loss) income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.
Diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net (loss) income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.
The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2021	2020	2019
Weighted average number of ordinary shares outstanding used in the calculation of basic net (loss) income attributable to Melco Resorts & Entertainment Limited per share	1,434,087,641	1,432,052,735	1,436,569,083

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	—	—	6,878,339

Weighted average number of ordinary shares outstanding used in the calculation of diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share	1,434,087,641	1,432,052,735	1,443,447,422

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net (loss) income attributable to Melco Resorts & Entertainment Limited per share	46,532,956	40,618,693	8,053,109

Recent Changes in Accounting Standards
(a c )	Recent Changes in Accounting Standards
Newly Adopted Accounting Pronouncement
In December 2019, the FASB issued an accounting standards update which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in Accounting Standards Codification 740,
Income Taxes
, in order to reduce cost and complexity of its application. The Company adopted this new guidance on January 1, 2021 and this adoption did not have a material impact on its consolidated financial statements.
Recent Accounting Pronouncement Not Yet Adopted
The Company has evaluated the recently issued, but not yet effective, accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies through the filing date of these financial statements, and anticipated the future adoption of these pronouncements will not have a material effect on the Company’s financial position, results of operations and cash flows.